Share-Based Compensation - Schedule of Compensation Expense Recognized for Share-Based Awards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation expense	¥ 47,405	¥ 72,203	¥ 43,168